Called up share capital and other equity instruments - HSBC's additional tier 1 capital (Details) € in Millions, £ in Millions	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 GBP (£)		Dec. 31, 2022 EUR (€)	Dec. 31, 2021 GBP (£)
Disclosure Of Other Equity [Line Items]
Other equity instruments | £	£ 3,930		£ 3,930	[1]		£ 3,722
Euribor
Disclosure Of Other Equity [Line Items]
Basis spread on variable rate	4.06%	4.06%
Contingent convertible securities | HSBC Bank
Disclosure Of Other Equity [Line Items]
Other equity instruments | £	£ 3,930		3,930
Undated Subordinated Resettable Additional Tier 1 instrument issued 2015 (Callable December 2020 onwards) | Contingent convertible securities | HSBC Bank
Disclosure Of Other Equity [Line Items]
Notional amount		€ 1,900
Other equity instruments interest rate	5.95%	5.95%
Other equity instruments		€ 1,388			€ 1,388
Undated Subordinated Resettable Additional Tier 1 instrument issued 2016 (Callable January 2022 onwards) | Contingent convertible securities | HSBC Bank
Disclosure Of Other Equity [Line Items]
Notional amount		€ 235
Other equity instruments interest rate	5.65%	5.65%
Other equity instruments		€ 197			197
Undated Subordinated Resettable Additional Tier 1 instrument 2018 (Callable March 2023 onwards) | Contingent convertible securities | HSBC Bank
Disclosure Of Other Equity [Line Items]
Notional amount		€ 300
Other equity instruments interest rate	3.813%	3.813%
Other equity instruments		€ 263			263
Undated Subordinated Resettable Additional Tier 1 instrument 2018 (Callable March 2023 onwards) 2 | Contingent convertible securities | HSBC Bank
Disclosure Of Other Equity [Line Items]
Notional amount | £	£ 555
Other equity instruments interest rate	5.063%	5.063%
Other equity instruments | £	£ 555		555
Undated Subordinated Resettable Additional Tier 1 instrument 2019 (Callable November 2024 onwards) 1 | Contingent convertible securities | HSBC Bank
Disclosure Of Other Equity [Line Items]
Notional amount | £	£ 500
Other equity instruments interest rate	4.75%	4.75%
Other equity instruments | £	£ 500		500
Undated Subordinated Resettable Additional Tier 1 instrument 2019 (Callable November 2024 onwards) 2 | Contingent convertible securities | HSBC Bank
Disclosure Of Other Equity [Line Items]
Notional amount		€ 250
Other equity instruments interest rate	3.50%	3.50%
Other equity instruments		€ 213			213
Undated Subordinated Resettable Additional Tier 1 instrument 2019 (Callable December 2024 onwards) | Contingent convertible securities | HSBC Bank
Disclosure Of Other Equity [Line Items]
Notional amount | £	£ 431
Other equity instruments interest rate	4.551%	4.551%
Other equity instruments | £	£ 431		£ 431
Undated Subordinated Resettable Additional Tier 1 instrument 2019 (Callable January 2025 onwards) | Contingent convertible securities | HSBC Bank
Disclosure Of Other Equity [Line Items]
Notional amount		€ 200
Other equity instruments interest rate	5.039%	5.039%
Other equity instruments		€ 175			175
Undated Subordinated Resettable Additional Tier 1 instruments issued 2022 (Callable March 2027 onwards) | Contingent convertible securities | HSBC Bank
Disclosure Of Other Equity [Line Items]
Notional amount		250
Other equity instruments		€ 208			€ 208

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.